11b. Forgiveness of Debt	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
11b. Forgiveness of Debt
Note 13 - Forgiveness of Debt

The Company recognized debt forgiveness in the total amount of $17,115 and $77,057 during the year ended December 31, 2011 and 2010, respectively.

On February 22, 2011 we settled a convertible promissory note in the original principal amount of $25,000 with a payment of $15,000. The note holder forgave the remaining $10,000 of principal and $4,641 of accrued interest. An additional $318 of accrued interest was forgiven from another lender whose principal debt balance was paid in full on December 17, 2010.

On March 1, 2010 we issued a total of 994,199 shares with a fair market value of $49,710 as payment on accounts payable invoices totaling $62,000, resulting in a gain of $12,290.